Employee benefit expense (Employee benefit expenses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Employee benefits expense [Abstract]
Wages and salaries	$ 340,910	$ 278,980
Statutory and company benefits	63,657	52,247
Expenses related to defined benefit plans	5,572	5,656
Expenses related to defined contribution plans	18,644	15,189
Equity-settled share-based compensation	8,152	6,859
Cash-settled share-based compensation	59,225	24,369
Employee benefit expense	$ 496,160	$ 383,300